LEASES - Maturity Analysis of Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities (undiscounted)	$ 1,981	$ 2,086
1 year or less
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities (undiscounted)	246	278
2-3 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities (undiscounted)	301	340
4-5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities (undiscounted)	199	217
Greater than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities (undiscounted)	$ 1,235	$ 1,251